Long-term Debt - Schedule of Long-term Debt (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021
Total rate - base plus spread	4.50%	4.75%	4.75%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2019
Total rate - base plus spread	4.25%	4.25%	4.25%